Investment in Securities - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2020 JPY (¥) Investment	Mar. 31, 2019 JPY (¥) Investment	Mar. 31, 2018 JPY (¥)
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading securities	¥ (19,910)	¥ (56)	¥ 14,497
Proceeds from sales of available-for-sale securities			456,270
Available-for-sale securities gross realized gains			31,312
Available-for-sale securities gross realized losses			596
Investment funds fair value	25,295	27,367
Proceeds from sales of available-for-sale debt securities	249,427	221,824	395,629
Available-for-sale debt securities gross realized gains	9,274	5,134
Available-for-sale debt securities gross realized losses	¥ 264	¥ 101
Number of investment securities in an unrealized loss position | Investment	678	199
Finance revenues	¥ 13,657	¥ 14,745	¥ 15,756
Equity securities
Schedule of Investments [Line Items]
Investment funds fair value	6,326	5,811
Trading Debt Securities
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading debt securities	491	156
Available-for-sale securities | Foreign Corporate Debt Securities
Schedule of Investments [Line Items]
Investment funds fair value	18,189	21,136
Available-for-sale Debt Securities | Foreign Government Bond Securities
Schedule of Investments [Line Items]
Investment funds fair value	¥ 780	¥ 420